UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Advantage Global Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.6%

Australia — 1.8%
Aristocrat Leisure Ltd.	151,883	$3,119,213
BlueScope Steel Ltd.	11,114	136,310
CIMIC Group Ltd.	11,977	444,529
CSL Ltd.	5,075	737,394
Qantas Airways Ltd.	965,862	4,116,747
Santos Ltd.	155,475	816,272

		9,370,465
Austria — 0.1%
OMV AG	6,733	377,715
Verbund AG	950	46,797
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	33,338
voestalpine AG	326	14,913
Wienerberger AG	2,387	59,673

		532,436
Belgium — 0.3%
Telenet Group Holding NV(a)	597	32,869
UCB SA	15,841	1,423,535

		1,456,404
Bermuda — 0.0%
Golar LNG Ltd.	1,070	29,746

Brazil — 0.6%
Ambev SA	332,172	1,508,471
Banco do Brasil SA	3,400	24,794
BRF SA(a)	3,000	16,320
Cia. Hering	76,852	338,156
Cosan Ltd., Class A	2,687	18,083
Equatorial Energia SA	4,100	58,334
Hypera SA	61,030	430,990
Iochpe-Maxion SA	2,100	9,932
IRB Brasil Resseguros S/A	2,900	47,716
JBS SA	111,004	257,820
MRV Engenharia e Participacoes SA	5,000	15,216
Petrobras Distribuidora SA	7,300	35,248
Petroleo Brasileiro SA	31,600	189,590
Porto Seguro SA	17,922	263,113
TIM Participacoes SA	33,300	96,720
Ultrapar Participacoes SA	4,795	44,322

		3,354,825
Canada — 3.3%
Alimentation Couche-Tard, Inc., Class B	4,810	240,602
Bank of Montreal	5,448	449,371
Bank of Nova Scotia	65,807	3,922,488
BCE, Inc.	8,007	324,396
BRP, Inc.	4,030	189,043
Canadian Natural Resources Ltd.	9,019	294,663
Canfor Corp.(a)	588	10,962
Constellation Software, Inc.	25	18,385
Enbridge, Inc.	2,635	85,028

Security	Shares	Value
Canada (continued)
Fortis, Inc.	12,093	$392,099
Lundin Mining Corp.	9,486	50,234
Manulife Financial Corp.	88,520	1,582,415
Methanex Corp.	229	18,077
Norbord, Inc.	458	15,176
Parex Resources, Inc.(a)	1,313	22,313
Power Corp. of Canada	1,851	40,211
Quebecor, Inc., Class B	13,363	267,953
Royal Bank of Canada	33,937	2,720,425
Sun Life Financial, Inc.	19,112	759,804
Suncor Energy, Inc.	1,508	58,352
TFI International, Inc.	10,032	364,108
Toromont Industries Ltd.	386	19,954
Toronto-Dominion Bank	97,074	5,898,919
WSP Global, Inc.	968	52,977

		17,797,955
China — 2.5%
3SBio, Inc.(b)	16,000	26,811
Agricultural Bank of China Ltd., Class H	479,000	234,911
Alibaba Group Holding Ltd. — ADR(a)(c)	24,245	3,994,606
Angang Steel Co. Ltd., Class H	30,000	26,776
Anhui Conch Cement Co. Ltd., Class H	6,500	39,032
BAIC Motor Corp. Ltd., Class H(b)	81,000	65,197
Bank of China Ltd., Class H	1,834,000	810,340
Bank of Communications Co. Ltd., Class H	164,000	122,801
BBMG Corp., Class H	100,000	34,210
China Coal Energy Co. Ltd., Class H	200,000	84,253
China Construction Bank Corp., Class H	379,000	331,284
China Life Insurance Co. Ltd., Class H	321,000	729,515
China Pacific Insurance Group Co. Ltd., Class H	23,200	89,148
China Petroleum & Chemical Corp., Class A	175,300	181,705
China Petroleum & Chemical Corp., Class H	966,000	970,588
China Railway Signal & Communication Corp. Ltd., Class H(b)	82,000	58,017
China Reinsurance Group Corp., Class H	397,000	78,594
China Shenhua Energy Co. Ltd., Class H	11,500	26,191
China Telecom Corp. Ltd., Class H	36,000	17,896
CITIC Securities Co. Ltd., Class H	10,000	17,729
CNOOC Ltd.	757,000	1,498,955
COSCO SHIPPING Development Co. Ltd., Class H(a)	210,000	28,380
Dali Foods Group Co. Ltd.(b)	89,000	64,004
Datang International Power Generation Co. Ltd., Class H	242,000	61,159
Dongfeng Motor Group Co. Ltd., Class H	74,000	76,258
Greentown China Holdings Ltd.	20,000	18,655
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	78,251

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Guotai Junan Securities Co. Ltd., Class H(b)	93,200	$191,057
Huadian Power International Corp. Ltd., Class H	120,000	46,829
Industrial & Commercial Bank of China Ltd., Class H	889,000	649,053
Kaisa Group Holdings Ltd.(a)	57,000	18,224
KWG Property Holding Ltd.(a)	30,000	27,453
Legend Holdings Corp., Class H(b)	22,100	67,542
Logan Property Holdings Co. Ltd.	52,000	58,579
Maanshan Iron & Steel, Class H	84,000	45,041
Metallurgical Corp. of China Ltd., Class H	343,000	96,404
PetroChina Co. Ltd., Class H	942,000	762,451
Shui On Land Ltd.	75,000	17,425
Sinopec Engineering Group Co. Ltd., Class H	41,500	47,403
Sinotrans Ltd., Class H	60,000	24,403
Tencent Holdings Ltd.	38,100	1,555,654
Towngas China Co. Ltd.(a)	27,000	23,566
Uni-President China Holdings Ltd.	42,000	44,703
Yangzijiang Shipbuilding Holdings Ltd.	47,800	43,335
Yuzhou Properties Co. Ltd.	39,000	15,816

		13,500,204
Czech Republic — 0.0%
CEZ AS	940	24,038
Komercni Banka AS	1,615	66,077

		90,115
Denmark — 0.8%
Carlsberg A/S, Class B	17,885	2,144,860
Genmab A/S(a)	698	109,636
Novo Nordisk A/S, Class B	45,202	2,127,435

		4,381,931
Finland — 1.3%
Amer Sports OYJ(a)	7,578	309,665
Kesko OYJ, Class B	10,509	570,124
Sampo OYJ, Class A	24,403	1,262,830
Tieto OYJ	6	185
UPM-Kymmene OYJ	123,959	4,861,541
Valmet OYJ	6	134

		7,004,479
France — 3.9%
Arkema SA	9,285	1,150,682
Atos SE	7,912	941,425
AXA SA	110,161	2,951,840
Capgemini SE	4,882	614,633
Christian Dior SE	2,510	1,075,888
Cie de Saint-Gobain	49,328	2,126,086

Security	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin SCA	20,332	$2,426,741
Danone SA	8,913	692,676
Engie SA	18,951	279,001
Faurecia SA	26,129	1,571,393
Kering SA	1,442	773,424
Klepierre SA	5,605	199,171
L’Oreal SA	8,402	2,025,615
Lagardere SCA	1,939	59,710
Pernod Ricard SA	11,145	1,827,866
Peugeot SA	66,317	1,788,950
UbiSoft Entertainment SA(a)	951	102,690
Unibail-Rodamco-Westfield	1,520	306,199

		20,913,990
Germany — 4.3%
Allianz SE, Registered Shares	4,526	1,007,337
Continental AG	1,930	335,327
Deutsche Lufthansa AG, Registered Shares	80,992	1,987,861
Deutsche Telekom AG, Registered Shares	276,251	4,447,263
Evonik Industries AG	12,157	434,794
Fresenius SE & Co. KGaA	225	16,521
Hochtief AG	26,696	4,425,542
Infineon Technologies AG	14,539	330,847
MTU Aero Engines AG	5,143	1,158,609
ProSiebenSat.1 Media SE, Registered Shares	993	25,727
Puma SE	1,463	721,896
SAP SE	43,291	5,323,214
Software AG	6,016	273,903
Steinhoff International Holdings NV(a)(c)	162,033	26,354
Suedzucker AG	50,480	671,163
Talanx AG(a)	1,672	63,530
Telefonica Deutschland Holding AG	35,046	148,046
TUI AG	2,957	56,723
Uniper SE	2,173	66,895
Wirecard AG	5,815	1,258,070

		22,779,622
Hong Kong — 0.9%
China Agri-Industries Holdings Ltd.	48,000	18,516
China Mobile Ltd.	334,000	3,283,834
CLP Holdings Ltd.	28,000	327,901
Kingboard Laminates Holdings Ltd.	29,500	26,156
MMG Ltd.(a)	48,000	24,711
Shenzhen Investment Ltd.	76,000	24,198
Sinotruk Hong Kong Ltd.	26,000	56,726
Sun Hung Kai Properties Ltd.	56,000	812,683
Yuexiu Property Co. Ltd.	118,000	21,060

		4,595,785

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	83,752	$902,087
OTP Bank Nyrt	25,963	962,152
Richter Gedeon Nyrt	3,613	67,569

		1,931,808
India — 0.9%
Aurobindo Pharma Ltd.	23,878	245,212
Bharat Forge Ltd.	6,014	49,886
GAIL India Ltd.	8,792	45,972
HCL Technologies Ltd.	16,720	250,915
HDFC Standard Life Insurance Co. Ltd.	18,923	102,259
Hero MotoCorp Ltd.	1,281	51,843
Hexaware Technologies Ltd.	3,256	19,271
Hindustan Unilever Ltd.	20,322	451,009
Housing Development Finance Corp. Ltd.	14,215	344,088
Indraprastha Gas Ltd.	3,927	13,168
IndusInd Bank Ltd.	5,423	126,509
Infosys Ltd.	40,460	406,454
Jubilant Life Sciences Ltd.	1,486	15,026
KEC International Ltd.	2,445	9,995
Kotak Mahindra Bank Ltd.	10,295	162,217
KPIT Technologies Ltd.	4,888	14,394
Mahindra & Mahindra Ltd.	13,668	162,371
Mindtree Ltd.	4,386	62,544
Mphasis Ltd.	1,076	17,420
NIIT Technologies Ltd.	3,593	54,403
Page Industries Ltd.	110	49,915
Petronet LNG Ltd.	9,296	28,833
Pidilite Industries Ltd.	4,792	69,151
Sun Pharmaceutical Industries Ltd.	12,928	111,150
Tata Consultancy Services Ltd.	33,494	1,009,008
Tata Global Beverages Ltd.	16,645	53,679
Tech Mahindra Ltd.	27,599	283,855
Titan Co. Ltd.	2,792	31,039
United Spirits Ltd.(a)	37,280	264,572

		4,506,158
Indonesia — 0.1%
Bank Central Asia Tbk PT	215,900	349,704
Bank Negara Indonesia Persero Tbk PT	52,100	25,873
Telekomunikasi Indonesia Persero Tbk PT	325,200	79,601

		455,178
Ireland — 0.1%
AerCap Holdings NV(a)	341	19,614
DCC PLC	6,119	555,004
Smurfit Kappa Group PLC	2,295	90,830

		665,448

Security	Shares	Value
Israel — 0.0%
Wix.com Ltd.(a)	810	$96,957

Italy — 1.1%
A2A SpA	12,488	21,657
Eni SpA	16,155	304,515
Ferrari NV	18,072	2,482,304
Hera SpA	7,658	23,815
Mediobanca Banca di Credito Finanziario SpA	81,115	807,237
Moncler SpA	53,283	2,292,630
Saras SpA	6,637	14,188
Unipol Gruppo SpA	3,531	15,694

		5,962,040
Japan — 5.9%
Astellas Pharma, Inc.	240,200	4,194,605
Chubu Electric Power Co., Inc.	1,900	28,781
Dai-ichi Life Holdings, Inc.	9,200	191,777
Daito Trust Construction Co. Ltd.	3,300	425,257
DMG Mori Seiki Co. Ltd.	1,100	18,373
East Japan Railway Co.	6,800	631,646
FUJIFILM Holdings Corp.	3,400	152,963
Fujitsu Ltd.	2,300	163,851
Hokuhoku Financial Group, Inc.	2,400	33,729
Honda Motor Co. Ltd.	800	24,093
Iida Group Holdings Co. Ltd.	4,800	85,308
Itochu Techno-Solutions Corp.	800	17,380
Japan Tobacco, Inc.	112,200	2,929,913
JXTG Holdings, Inc.	574,700	4,346,910
Kikkoman Corp.	1,000	59,557
Kirin Holdings Co. Ltd.	38,600	990,010
Konami Holdings Corp.	2,100	82,228
Leopalace21 Corp.	3,100	17,267
Miraca Holdings, Inc.	600	15,608
Mitsubishi Chemical Holdings Corp.	234,800	2,247,171
Mixi, Inc.	1,700	40,775
Nippon Telegraph & Telephone Corp.	59,900	2,703,308
NTT DOCOMO, Inc.	103,800	2,789,889
Resona Holdings, Inc.	163,600	918,527
Seven & i Holdings Co. Ltd.	18,200	811,445
Shin-Etsu Chemical Co. Ltd.	8,900	786,833
Sumitomo Chemical Co. Ltd.	54,000	316,027
Sumitomo Mitsui Financial Group, Inc.	87,500	3,521,338
Suruga Bank Ltd.	50,400	252,007
Takeda Pharmaceutical Co. Ltd.	33,200	1,419,566
TIS, Inc.	700	34,991
Tokio Marine Holdings, Inc.	11,100	551,043
Trend Micro, Inc.	700	45,027
Ulvac, Inc.	5,100	191,429
West Japan Railway Co.	2,000	139,419

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Yahoo! Japan Corp.	19,500	$70,027
Zeon Corp.	9,200	96,854

		31,344,932
Luxembourg — 0.0%
Reinet Investments SCA	1,326	24,671
RTL Group SA	1,328	94,721

		119,392
Malaysia — 0.1%
Public Bank Bhd	30,900	186,628
Tenaga Nasional Bhd	19,800	74,032

		260,660
Malta — 0.0%
Kindred Group PLC	15,348	172,045

Mexico — 0.9%
Alsea SAB de CV	7,900	26,878
America Movil SAB de CV, Series L	2,040,700	1,640,063
Cemex SAB de CV(a)	366,910	257,625
Fomento Economico Mexicano SAB de CV	33,200	328,523
Grupo Aeroportuario del Centro Norte SAB de CV	4,800	34,229
Grupo Financiero Banorte SAB de CV, Series O	38,300	276,905
Grupo Televisa SAB CPO	9,890	35,165
Mexichem SAB de CV	12,300	42,301
Wal-Mart de Mexico SAB de CV	712,700	2,171,918

		4,813,607
Netherlands — 2.7%
Adyen NV(a)(b)	161	131,411
Koninklijke Ahold Delhaize NV	61,200	1,404,083
Koninklijke DSM NV	45,181	4,785,268
Koninklijke KPN NV	987,742	2,605,680
Royal Dutch Shell PLC, Class A	25,250	865,783
Royal Dutch Shell PLC, Class B	15,676	548,763
Wolters Kluwer NV	66,358	4,136,751

		14,477,739
Norway — 0.7%
Schibsted ASA, Class A	563	21,134
Storebrand ASA	4,508	40,274
Telenor ASA	167,036	3,266,491
TGS Nopec Geophysical Co. ASA	14,138	575,553

		3,903,452
Poland — 0.3%
Bank Polska Kasa Opieki SA	12,203	351,202
KGHM Polska Miedz SA(a)	3,840	92,586
PGE Polska Grupa Energetyczna SA(a)	17,114	44,234
Polski Koncern Naftowy ORLEN SA	28,322	776,335

Security	Shares	Value
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	8,001	$92,949
Powszechny Zaklad Ubezpieczen SA	28,458	306,255
Tauron Polska Energia SA(a)	23,406	11,239

		1,674,800
Russia — 0.2%
Gazprom PJSC	75,530	186,801
Inter Rao UES PJSC	386,000	24,142
Lukoil PJSC	4,770	365,646
Magnit PJSC — GDR	4,646	65,908
Magnitogorsk Iron & Steel Works PJSC	28,400	22,603
MMC Norilsk Nickel PJSC	127	22,033
Mobile TeleSystems PJSC — ADR	7,461	63,642
Novatek PJSC — GDR	1,062	194,783
Severstal PJSC	3,180	52,920
Surgutneftegas OJSC	96,675	40,421
Tatneft PJSC	15,070	191,573

		1,230,472
South Africa — 0.3%
Barloworld Ltd.	2,010	17,510
Bidvest Group Ltd.	32,566	425,987
Clicks Group Ltd.	2,327	28,760
FirstRand Ltd.	23,954	114,904
Investec Ltd.	9,546	67,187
Kumba Iron Ore Ltd.	7,303	165,475
Mr Price Group Ltd.	1,667	26,885
Naspers Ltd., Class N	424	91,308
Sanlam Ltd.	1,973	11,022
Standard Bank Group Ltd.	24,395	301,657
Tiger Brands Ltd.	1,230	23,050

		1,273,745
South Korea — 0.2%
Celltrion, Inc.(a)	948	254,060
Kia Motors Corp.	869	27,488
Korea Electric Power Corp.	872	23,081
LG Electronics, Inc.	2,593	165,928
Medy-Tox, Inc.	52	29,025
NAVER Corp.	68	43,891
Samsung Electronics Co. Ltd.	3,073	128,608
SillaJen, Inc.(a)	770	71,045
ViroMed Co. Ltd.(a)	166	36,044

		779,170
Spain — 0.7%
Aena SME SA(b)	1,854	321,218
Banco Bilbao Vizcaya Argentaria SA	173,275	1,098,606
EDP Renovaveis SA	2,139	21,705
Endesa SA	1,848	39,861
Grifols SA	3,525	99,115
Mediaset Espana Comunicacion SA	278,227	2,025,552

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Melia Hotels International SA	1,761	$19,682
Repsol SA	4,782	95,211

		3,720,950
Sweden — 1.2%
Essity AB, Class B	651	16,341
Loomis AB, Class B	2,834	91,188
Svenska Cellulosa AB SCA, B Shares	117,074	1,324,033
Swedish Match AB	86,999	4,446,979
Volvo AB, Class B	37,576	662,726

		6,541,267
Switzerland — 1.9%
Ferguson PLC	11,417	968,389
Flughafen Zuerich AG	93	18,791
IWG PLC	9,503	30,033
Logitech International SA, Registered Shares	11,324	507,873
Novartis AG, Registered Shares	192	16,527
Roche Holding AG	19,798	4,787,459
Swiss Life Holding AG, Registered Shares(a)	86	32,609
Swiss Re AG	372	34,275
TE Connectivity Ltd.	44,155	3,882,549

		10,278,505
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	279,000	479,491
CTBC Financial Holding Co. Ltd.	422,000	317,731
Fubon Financial Holding Co. Ltd.	596,000	1,010,901
TaiMed Biologics, Inc.(a)	2,000	12,328
Taiwan Semiconductor Manufacturing Co. Ltd.	89,000	759,484
Uni-President Enterprises Corp.	245,000	639,206

		3,219,141
Thailand — 0.3%
Gulf Energy Development PCL	20,100	47,381
PTT Global Chemical PCL — NVDR	32,600	81,921
PTT PCL — NVDR	494,300	829,825
Total Access Communication PCL — NVDR	156,200	227,101
True Corp. PCL — NVDR	1,612,300	301,695

		1,487,923
Turkey — 0.3%
Akbank TAS	234,213	268,276
BIM Birlesik Magazalar AS	13,606	183,154
Haci Omer Sabanci Holding AS	114,104	143,904
KOC Holding AS	57,770	163,180
Turkiye Garanti Bankasi AS	181,293	231,139
Turkiye Is Bankasi AS, Class C	780,008	569,679
Turkiye Vakiflar Bankasi Tao, Class D	273,051	170,976

		1,730,308

Security	Shares	Value
United Kingdom — 3.5%
Anglo American PLC	60,224	$1,358,936
Ashmore Group PLC	3,136	14,841
Ashtead Group PLC	539	17,102
ASOS PLC(a)	2,726	204,413
Associated British Foods PLC	59,995	1,790,576
Auto Trader Group PLC(b)	8,784	51,099
Barratt Developments PLC	25,310	186,913
Burberry Group PLC	977	25,655
Carnival PLC	39,427	2,446,260
Centrica PLC	62,166	125,511
Close Brothers Group PLC	2,349	48,414
Croda International PLC	2,423	164,240
Diageo PLC	89,149	3,158,378
Direct Line Insurance Group PLC	23,450	98,978
Electrocomponents PLC	6,705	62,726
Fevertree Drinks PLC	1,496	70,289
GlaxoSmithKline PLC	33,652	674,881
Hays PLC	55,770	148,045
Imperial Brands PLC	48,930	1,702,664
Inchcape PLC	8,154	71,000
International Game Technology PLC	1,046	20,658
Intertek Group PLC	36,446	2,370,898
JD Sports Fashion PLC	7,002	41,843
Legal & General Group PLC	209,533	715,302
Liberty Global PLC, Class A(a)	4,972	143,840
Liberty Global PLC, Class C(a)	8,675	244,288
Mondi PLC	2,581	70,667
Moneysupermarket.com Group PLC	12,085	43,974
National Grid PLC	31,836	328,827
Persimmon PLC	6,634	204,243
Petrofac Ltd.	31,063	261,201
RELX PLC	7,570	159,247
Rentokil Initial PLC	212,778	881,481
Rightmove PLC	30,480	187,054
Royal Mail PLC	15,301	95,117
Schroders PLC	789	31,780
Spirax-Sarco Engineering PLC	4,012	381,148
Tate & Lyle PLC	3,889	34,583
Taylor Wimpey PLC	14,337	32,046
Unilever PLC	2,410	132,391
WM Morrison Supermarkets PLC	6,789	22,953

		18,824,462
United States — 54.4%
AbbVie, Inc.	16,928	1,601,050
Adobe Systems, Inc.(a)	21,691	5,855,485
Agilent Technologies, Inc.	66,954	4,722,935
Air Products & Chemicals, Inc.	5,093	850,786
Alexion Pharmaceuticals, Inc.(a)	2,465	342,660
Alkermes PLC(a)	1,820	77,241

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Allstate Corp.	48,942	$4,830,575
Ally Financial, Inc.	9,236	244,292
Alnylam Pharmaceuticals, Inc.(a)	1,094	95,747
Alphabet, Inc., Class A(a)	2,244	2,708,688
Alphabet, Inc., Class C(a)	3,974	4,742,850
Altice USA, Inc., Class A	8,825	160,086
Amazon.com, Inc.(a)	3,911	7,833,733
Ameren Corp.	3,852	243,523
American Eagle Outfitters, Inc.	6,721	166,882
American Express Co.	28,086	2,990,878
American Financial Group, Inc.	4,382	486,271
Ameriprise Financial, Inc.	11,068	1,634,301
AmerisourceBergen Corp.	27,811	2,564,730
AMETEK, Inc.	12,633	999,523
Amgen, Inc.	7,347	1,522,960
Anadarko Petroleum Corp.	22,117	1,490,907
Anthem, Inc.	55	15,073
Apple, Inc.	42,641	9,625,779
Applied Materials, Inc.	12,262	473,926
Archer-Daniels-Midland Co.	41,208	2,071,526
Automatic Data Processing, Inc.	11,170	1,682,872
AutoNation, Inc.(a)	330	13,712
AutoZone, Inc.(a)	49	38,009
Bausch Health Cos., Inc.(a)	599	15,383
Biogen, Inc.(a)	2,367	836,285
BioMarin Pharmaceutical, Inc.(a)	1,999	193,843
Boeing Co.	13,598	5,057,096
Booz Allen Hamilton Holding Corp.	10,059	499,228
BorgWarner, Inc.	44,709	1,912,651
Brandywine Realty Trust	6,411	100,781
Bristol-Myers Squibb Co.	60,394	3,749,260
Brixmor Property Group, Inc.	3,106	54,386
Brookfield Property REIT, Inc., Class A	1,091	22,835
Burlington Stores, Inc.(a)	849	138,319
Cabot Corp.	1,167	73,194
Cardinal Health, Inc.	4,750	256,500
Carnival Corp.	33,834	2,157,594
CDK Global, Inc.	171	10,698
CDW Corp.	384	34,145
Celgene Corp.(a)	8,130	727,554
CenterPoint Energy, Inc.	133,087	3,679,856
Cisco Systems, Inc.	145,777	7,092,051
Citigroup, Inc.	87,262	6,260,176
Citizens Financial Group, Inc.	102,630	3,958,439
Clean Harbors, Inc.(a)	518	37,078
Columbia Sportswear Co.	174	16,194
Comcast Corp., Class A	71,080	2,516,943
Conagra Brands, Inc.	7,369	250,325
ConocoPhillips	49,146	3,803,900
Costco Wholesale Corp.	3,630	852,614
Crane Co.	5,104	501,978
Curtiss-Wright Corp.	589	80,940

Security	Shares	Value
United States (continued)
Dana, Inc.	4,114	$76,808
Danaher Corp.	48,155	5,232,522
Darden Restaurants, Inc.	20,108	2,235,809
Delta Air Lines, Inc.	20,424	1,181,120
Discover Financial Services	1,624	124,155
Domino’s Pizza, Inc.	643	189,556
Dropbox, Inc., Class A(a)(c)	19,347	519,080
Eagle Materials, Inc.	214	18,241
Eli Lilly & Co.	3,773	404,881
Estee Lauder Cos., Inc., Class A	9,497	1,380,104
Evergy, Inc.	9,463	519,708
Extended Stay America, Inc.	1,807	36,556
Exxon Mobil Corp.	4,481	380,975
Facebook, Inc., Class A(a)	50,759	8,347,825
Federated Investors, Inc., Class B	808	19,489
Fidelity National Information Services, Inc.	39,307	4,287,215
First American Financial Corp.	5,789	298,655
First Data Corp., Class A(a)	3,497	85,572
Fortune Brands Home & Security, Inc.	62,906	3,293,758
Garmin Ltd.	1,806	126,510
Genpact Ltd.	20,758	635,402
Gilead Sciences, Inc.	14,584	1,126,031
GoDaddy, Inc., Class A(a)	439	36,608
H&R Block, Inc.	52,305	1,346,854
Hartford Financial Services Group, Inc.	31,591	1,578,286
HD Supply Holdings, Inc.(a)	20,785	889,390
Honeywell International, Inc.	905	150,592
HP, Inc.	188,209	4,850,146
Humana, Inc.	15,681	5,308,332
IDACORP, Inc.	426	42,272
IDEXX Laboratories, Inc.(a)	5,757	1,437,293
Illinois Tool Works, Inc.	11,887	1,677,493
Incyte Corp.(a)	2,193	151,492
Ingersoll-Rand PLC	27,299	2,792,688
Insperity, Inc.	453	53,431
Intel Corp.	46,865	2,216,246
Interpublic Group of Cos., Inc.	82,229	1,880,577
Intuit, Inc.	13,073	2,972,800
Investors Bancorp, Inc.	1,573	19,301
ITT, Inc.(c)	282	17,275
Johnson & Johnson	5,446	752,474
JPMorgan Chase & Co.	6,907	779,386
Kinder Morgan, Inc.	5,633	99,873
Kohl’s Corp.	26,331	1,962,976
Lam Research Corp.	1,133	171,876
Landstar System, Inc.(c)	3,534	431,148
Las Vegas Sands Corp.	3,825	226,937
Lear Corp.	5,388	781,260
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	636	27,634
Lincoln National Corp.	4,487	303,590

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
LiveRamp Holdings, Inc.(a)	529	$26,138
LogMeIn, Inc.	450	40,095
Lululemon Athletica, Inc.(a)	10,040	1,631,400
ManpowerGroup, Inc.	17,344	1,490,890
Marathon Petroleum Corp.	19,788	1,582,446
Masimo Corp.(a)	1,213	151,067
Mastercard, Inc., Class A	30,365	6,759,553
Match Group, Inc.(a)	689	39,900
Maxim Integrated Products, Inc.	78,391	4,420,469
McDonald’s Corp.	24,932	4,170,874
McKesson Corp.	15,461	2,050,902
Merck & Co., Inc.	15,259	1,082,473
MetLife, Inc.	1,526	71,295
Michael Kors Holdings Ltd.(a)(c)	21,666	1,485,421
Microsoft Corp.	90,394	10,338,362
Monster Beverage Corp.(a)	1,513	88,178
Morgan Stanley	87,236	4,062,581
Motorola Solutions, Inc.	18,866	2,455,221
NetApp, Inc.	48,000	4,122,720
Netflix, Inc.(a)	413	154,516
New Relic, Inc. (a)	1,201	113,170
NIKE, Inc., Class B	1,238	104,883
Nordstrom, Inc.	19,384	1,159,357
Norfolk Southern Corp.	21,726	3,921,543
Oshkosh Corp.	2,254	160,575
Owens Corning	13,005	705,781
Palo Alto Networks, Inc.(a)	1,194	268,960
Paramount Group, Inc.	2,368	35,733
Philip Morris International, Inc.	4,104	334,640
Phillips 66	29,654	3,342,599
Pinnacle West Capital Corp.	3,206	253,851
Principal Financial Group, Inc.	662	38,787
Progressive Corp.	1,860	132,134
Prologis, Inc.	45,929	3,113,527
Prudential Financial, Inc.	37,973	3,847,424
Pure Storage, Inc., Class A(a)	608	15,778
QUALCOMM, Inc.	224	16,135
Quest Diagnostics, Inc.	6,545	706,271
Ralph Lauren Corp.	20,205	2,779,198
Raytheon Co.	13,274	2,743,205
Realty Income Corp.	17,255	981,637
Regeneron Pharmaceuticals, Inc.(a)	884	357,171
Regions Financial Corp.	5,039	92,466
RingCentral, Inc., Class A(a)	221	20,564
Rockwell Automation, Inc.	182	34,129
Ross Stores, Inc.	7,095	703,115
Ryder System, Inc.	17,740	1,296,262
S&P Global, Inc.	22,542	4,404,481
Seattle Genetics, Inc.(a)	1,280	98,714
Simon Property Group, Inc.	4,026	711,596
Splunk, Inc.(a)	219	26,479
SunTrust Banks, Inc.	13,247	884,767
Synchrony Financial	780	24,242

Security	Shares	Value
United States (continued)
Synovus Financial Corp.	4,713	$215,808
Target Corp.	56,495	4,983,424
Telephone & Data Systems, Inc.	5,861	178,350
Terex Corp.	324	12,931
Texas Instruments, Inc.	46,929	5,035,012
Tiffany & Co.	12,201	1,573,563
Total System Services, Inc.	2,885	284,865
Travelers Cos., Inc.	2,807	364,096
Tribune Media Co., Class A	10,483	402,862
Twilio, Inc., Class A(a)(c)	2,249	194,044
Twitter, Inc.(a)	7,489	213,137
UGI Corp.	9,961	552,636
Union Pacific Corp.	17,694	2,881,114
United Therapeutics Corp.(a)	511	65,347
Unum Group	43,234	1,689,152
Urban Outfitters, Inc.(a)	4,411	180,410
Valero Energy Corp.	25,678	2,920,873
Veeva Systems, Inc., Class A(a)	3,204	348,819
VeriSign, Inc.(a)	29,665	4,749,960
Vertex Pharmaceuticals, Inc.(a)	2,891	557,211
VF Corp.	14,363	1,342,222
Viacom, Inc., Class B	16,189	546,541
Visa, Inc., Class A	1,160	174,104
VMware, Inc., Class A(a)	11,538	1,800,620
Walmart, Inc.	55,979	5,256,988
WellCare Health Plans, Inc.(a)	5,342	1,712,058
Western Union Co.	6,683	127,378
WestRock Co.	1,342	71,716
WR Grace & Co.	749	53,524
Wyndham Hotels & Resorts, Inc.	318	17,671
Yelp, Inc.(a)	12,773	628,432
Zoetis, Inc.	32,507	2,976,341

		290,220,332

Total Common Stocks — 96.6% (Cost — $474,592,656)		515,498,448

Preferred Stocks — 0.5%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares	38,423	272,768
Braskem SA, Preference ‘A’ Shares	1,500	21,706
Cia Energetica de Minas Gerais, Preference Shares	29,000	51,414
Cia Paranaense de Energia, Preference ‘B’ Shares	7,100	37,640
Gerdau SA, Preference Shares	58,600	249,430
Itau Unibanco Holding SA, Preference Shares	192,070	2,098,785
Itausa - Investimentos Itau SA, Preference Shares	47,548	118,913

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
Brazil (continued)
Telefonica Brasil SA, Preference Shares		1,300	$12,618

			2,863,274
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares		81,693	47,350

Total Preferred Stocks — 0.5% (Cost — $3,560,955)			2,910,624

Total Long-Term Investments — 97.1% (Cost — $478,153,611)			518,409,072

Short-Term Securities — 3.1%

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(d)(f)		11,033,889	11,033,889
SL Liquidity Series, LLC, Money Market Series,
2.27%(d)(e)(f)		1,541,809	1,541,963

Total Money Market Fund— 2.4% (Cost — $12,575,835)			12,575,852

		Par (000)
Time Deposits — 0.7%

Australia — 0.2%
Brown Brothers Harriman & Co., 1.00%, 10/01/18	AUD	1,380	997,555
Canada — 0.0%
Brown Brothers Harriman & Co., 0.65%, 10/01/18	CAD	190	146,880
Europe — 0.2%
Brown Brother Harriman & Co., (0.57%), 10/01/18	EUR	909	1,054,994

Security	Par (000)		Value
Europe (continued)
Brown Brothers Harriman & Co., (0.57%), 10/01/18	EUR	168	$11,916

			1,066,910
Hong Kong — 0.1%
BNP Paribas S.A., 2.03%, 10/02/18	HKD	5,163	659,483
Japan — 0.2%
Sumitomo Bank Tokyo, (0.22%), 10/01/18	JPY	89,896	791,199
Norway — 0.0%
Brown Brothers Harriman & Co., 0.35%, 10/01/18	NOK	70	8,593
United Kingdom — 0.0%
Citibank, New York, 0.37%, 10/01/18	GBP	134	174,615
Sweden — 0.0%
Brown Brothers Harriman & Co., (0.87%), 10/01/18	SEK	156	17,506

Total Time Deposits — 0.7% (Cost — $3,862,744)			3,862,741

Total Short-Term Securities — 3.1% (Cost — $16,438,579)			16,438,593

Total Investments — 100.2% (Cost — $494,592,190)			534,847,665
Liabilities in Excess of Other Assets — (0.2)%			(1,324,822)

Net Assets — 100.0%			$533,522,843

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended , were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,847,320	1,186,569	11,033,889	$11,033,889	$49,839		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,423,052	(1,881,243)	1,541,809	1,541,963	11,534	(b)	346	(20)

				$12,575,852	$61,373		$346	$(20)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	19	12/13/18	$2,019	$134,461
S&P/TSX 60 Index	3	12/20/18	441	214
SPI 200 Index	3	12/20/18	336	1,385
Euro Stoxx 50 Index	63	12/21/18	2,477	35,419
FTSE 100 Index	10	12/21/18	976	25,614
MSCI Emerging Markets E-Mini Index	25	12/21/18	1,312	23,812
S&P 500 E-Mini Index	57	12/21/18	8,319	59,308

				$280,213

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

Portfolio Abbreviations

ADR — American Depositary Receipts

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$9,370,465	$—	$9,370,465
Austria	—	532,436	—	532,436
Belgium	—	1,456,404	—	1,456,404
Bermuda	29,746	—	—	29,746
Brazil	3,354,825	—	—	3,354,825
Canada	17,797,955	—	—	17,797,955
China	3,994,606	9,505,598	—	13,500,204
Czech Republic	24,038	66,077	—	90,115
Denmark	—	4,381,931	—	4,381,931
Finland	—	7,004,479	—	7,004,479
France	—	20,913,990	—	20,913,990
Germany	65,871	22,713,751	—	22,779,622
Hong Kong	—	4,595,785	—	4,595,785
Hungary	—	1,931,808	—	1,931,808
India	—	4,506,158	—	4,506,158
Indonesia	—	455,178	—	455,178
Ireland	19,614	645,834	—	665,448
Israel	96,957	—	—	96,957

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Global Fund, Inc.

	Level 1	Level 2	Level 3	Total
Italy	$—	$5,962,040	$—	$5,962,040
Japan	—	31,344,932	—	31,344,932
Luxembourg	24,671	94,721	—	119,392
Malaysia	—	260,660	—	260,660
Malta	—	172,045	—	172,045
Mexico	4,813,607	—	—	4,813,607
Netherlands	131,411	14,346,328	—	14,477,739
Norway	—	3,903,452	—	3,903,452
Poland	—	1,674,800	—	1,674,800
Russia	63,642	1,166,830	—	1,230,472
South Africa	67,187	1,206,558	—	1,273,745
South Korea	—	779,170	—	779,170
Spain	21,705	3,699,245	—	3,720,950
Sweden	—	6,541,267	—	6,541,267
Switzerland	3,882,549	6,395,956	—	10,278,505
Taiwan	—	3,219,141	—	3,219,141
Thailand	—	1,487,923	—	1,487,923
Turkey	—	1,730,308	—	1,730,308
United Kingdom	534,297	18,290,165	—	18,824,462
United States	290,220,332	—	—	290,220,332
Preferred Stocks	2,863,274	47,350	—	2,910,624
Short-Term Securities:
Money Market Fund	11,033,889	—	—	11,033,889
Time Deposits	—	3,862,741	—	3,862,741

	$339,040,176	$194,265,526	$—	$533,305,702

Investments Valued at NAV(a)				1,541,963

				$534,847,665

Derivative Financial Instruments(b)
Assets:
Equity contracts	$280,213	$—	$—	$280,213

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage Global Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: November 19, 2018